CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Statement of cash flows [abstract]
Income/(loss) before tax		$ 25,088		$ 30,986		$ 37,884
Depreciation, amortisation and net impairments, including exploration write-offs		12,473		9,906		10,581
(Gains)/losses on foreign currency transactions and balances		135		(166)		(852)
(Gains)/losses on sale of assets and businesses		(287)		(772)		8
(Increase)/decrease in other items related to operating activities		(58)		(2,335)		(1,313)
(Increase)/decrease in net derivative financial instruments		(429)		(86)		1,041
Cash collaterals for commodity derivative transactions	[1]	962		(645)		4,556
Interest received		1,221		1,841		1,710
Interest paid	[2]	(665)		(891)		(1,042)
Cash flows provided by operating activities before taxes paid and working capital items		38,439		37,838		52,572
Taxes paid		(20,460)		(20,592)		(28,276)
(Increase)/decrease in working capital		1,992		2,218		4,960
Cash flows provided by operating activities		19,971		19,465		29,257
Cash used in business combinations		(26)		(1,710)		(1,195)
Capital expenditures and investments	[2]	(13,994)		(12,177)		(10,575)
(Increase)/decrease in financial investments	[3]	1,571		9,364		443
(Increase)/decrease in derivative financial instruments		283		143		(1,266)
(Increase)/decrease in other interest-bearing items		114		(623)		(87)
Proceeds from sale of assets and businesses		2,456		1,470		272
Cash flows provided by/(used in) investing activities		(9,596)		(3,532)		(12,409)
New finance debt		5,915		0		0
Repayment of finance debt		(2,400)		(2,592)		(2,818)
Repayment of lease liabilities		(1,459)		(1,491)		(1,422)
Dividends paid		(4,791)		(8,578)		(10,906)
Share buy-back		(5,916)		(6,013)		(5,589)
Net current finance debt and other financing activities		(2,875)		933		2,593
Cash flows provided by/(used in) financing activities		(11,526)		(17,741)		(18,142)
Net increase/(decrease) in cash and cash equivalents		(1,150)		(1,808)		(1,294)
Foreign currency translation effects		284		(359)		(87)
Cash and cash equivalents at the end of the period (net of overdraft)	[1]	5,903	[4]	8,070	[4]	9,451
Cash and cash equivalents at the end of the period (net of overdraft)	[1],[4]	$ 5,036		$ 5,903		$ 8,070

[1]
1) As from 2025, cash flows related to collaterals for commodity derivative transactions are presented on a separate line within operating activities, Cash collaterals for commodity derivative transactions. In previous periods, these were included as part of Cash and cash equivalents. Comparative figures have been restated accordingly. See the restatement table in note 2 Accounting policies.

[2]
3) Interest paid in cash flows provided by operating activities excludes capitalised interest of USD 798 million,
USD 662 million, and USD 468 million for the years ending 31 December 2025, 2024 and 2023, respectively. Capitalised interest is included in Capital expenditures and investments in cash flows used in investing activities. Total interest paid amounts to USD 1,463 million, USD 1,553 million, and USD 1,510 million for the years 2025, 2024 and 2023, respectively.

[3]
2) This line item includes the initial acquisition of 10 per cent of the shares in Ørsted A/S for USD 2.5 billion in 2024 as well as an additional investment of USD 0.9 billion in 2025. See note 16 Financial investments and financial receivables.

[4]
1) Amounts as at 1 January 2024 and 31 December 2024 have been restated due to a change in classification of cash collaterals for commodity derivative transactions. For more information see note 2 Accounting policies.